CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Disclosure of Significant Increase in Credit Risk £ in Millions	12 Months Ended
Dec. 31, 2020 GBP (£) grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Increase in ECL, transferred to lifetime expected loss | £	£ 48
Loans and advances, payment holiday granted | £	6,400
Increase in ECL due to increase in stage from payment holidays | £	£ 50
1
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
PD Boundary % (in percent)	10.00%
2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
PD Boundary % (in percent)	40.00%
3
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
PD Boundary % (in percent)	80.00%
4
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
PD Boundary % (in percent)	120.00%
5
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
PD Boundary % (in percent)	250.00%
6
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
PD Boundary % (in percent)	450.00%
7
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
PD Boundary % (in percent)	750.00%
8
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
PD Boundary % (in percent)	1000.00%
9
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
PD Boundary % (in percent)	1400.00%
10
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
PD Boundary % (in percent)	2000.00%
11
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
PD Boundary % (in percent)	3000.00%
12
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
PD Boundary % (in percent)	4500.00%
13
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
PD Boundary % (in percent)	9999.00%
14
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
PD Boundary % (in percent)	10000.00%
1 | Mortgages SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Financial asset, SICR grade	5
1 | Credit cards SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Financial asset, SICR grade	4
1 | Loans and overdrafts SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Financial asset, SICR grade	5
2 | Mortgages SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Financial asset, SICR grade	5
2 | Credit cards SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Financial asset, SICR grade	5
2 | Loans and overdrafts SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Financial asset, SICR grade	6
3 | Mortgages SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Financial asset, SICR grade	6
3 | Credit cards SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Financial asset, SICR grade	6
3 | Loans and overdrafts SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Financial asset, SICR grade	7
4 | Mortgages SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Financial asset, SICR grade	7
4 | Credit cards SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Financial asset, SICR grade	7
4 | Loans and overdrafts SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Financial asset, SICR grade	8
5 | Mortgages SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Financial asset, SICR grade	8
5 | Credit cards SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Financial asset, SICR grade	8
5 | Loans and overdrafts SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Financial asset, SICR grade	9
6 | Mortgages SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Financial asset, SICR grade	9
6 | Credit cards SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Financial asset, SICR grade	9
6 | Loans and overdrafts SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Financial asset, SICR grade	10
7 | Mortgages SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Financial asset, SICR grade	10
7 | Credit cards SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Financial asset, SICR grade	10
7 | Loans and overdrafts SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Financial asset, SICR grade	11
Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Additions to financial assets | £	£ 1,400
Stage 1
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative [Line Items]
Loans and advances, payment holiday granted | £	£ 4,300